Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	In response to Item 402(x)(1) of Regulation S-K, the
Company has not granted awards of stock options or
similar option-like instruments to its executive officers since
2010. Accordingly, the Company has no specific policy or
practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the
Company. In the event the Company determines to grant
new awards of such options, the Board will evaluate the
appropriate steps to take in relation to the foregoing.
The Company did not make any grants of stock options to
its executive officers during the fiscal year ended December
31, 2024, and therefore there is nothing to report pursuant
to Item 402(x)(2) of Regulation S-K.
Award Timing Method	In response to Item 402(x)(1) of Regulation S-K, the
Company has not granted awards of stock options or
similar option-like instruments to its executive officers since
2010. Accordingly, the Company has no specific policy or
practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the
Company. In the event the Company determines to grant
new awards of such options, the Board will evaluate the
appropriate steps to take in relation to the foregoing.
The Company did not make any grants of stock options to
its executive officers during the fiscal year ended December
31, 2024, and therefore there is nothing to report pursuant
to Item 402(x)(2) of Regulation S-K.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In response to Item 402(x)(1) of Regulation S-K, the
Company has not granted awards of stock options or
similar option-like instruments to its executive officers since
2010. Accordingly, the Company has no specific policy or
practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the
Company. In the event the Company determines to grant
new awards of such options, the Board will evaluate the
appropriate steps to take in relation to the foregoing.
The Company did not make any grants of stock options to
its executive officers during the fiscal year ended December
31, 2024, and therefore there is nothing to report pursuant
to Item 402(x)(2) of Regulation S-K.
MNPI Disclosure Timed for Compensation Value	false